SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

Stock Options Grant

Subsequent to December 31, 2021, the Company granted 14,155,000 incentive stock options to Directors, Officers, employees and consultants of the Company under the terms of its share-based compensation plan. The stock options have a weighted average exercise price of $0.27 per share and are exercisable for a period of five years from the grant date. In addition, 1,090,000 RSUs and 356,000 DSUs were granted to Officers and Directors respectively.

Beattie Share Acquisition

Subsequent to December 31, 2021, the Company announced that it has acquired, from two individuals, an aggregate of 286,904 common shares (“Shares”) of Beattie Gold Mines Ltd. (“Beattie”), a private company that owns the mineral rights to mining claims that make up the former Beattie mining concession that form a large part of the Duparquet Gold Project located on the Destor-Porcupine Fault in Québec (the “Transaction”). The per Share consideration paid under the Transaction was C$4.44 cash per Beattie Share and 26.62 common shares of First Mining per Beattie Share for a total consideration of C$1,272,824 in cash and 7,636,944 First Mining common shares.

Together with the 187,839 common shares of Beattie already owned by Clifton Star Resources Inc., a wholly-owned subsidiary of First Mining, the Company now owns 474,743 shares of Beattie, increasing its ownership in Beattie from 10% to 25.3% of the issued and outstanding common shares of Beattie.